Share-Based Compensation - Fair value assumptions (Details)	12 Months Ended
Dec. 31, 2019
Share-Based Compensation
Expected dividend yield	0.00%
Stock options | 2018 Plan
Share-Based Compensation
Expected volatility	60.00%
Risk-free interest rate (per annum)	2.80%
Exercise multiple	2.2
Expected dividend yield	0.00%
Contractual term (in years)	5 years